Equity - Schedule of Nonvested Stock Options Granted (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Nonvested Stock Options Granted [Abstract]
Number of Options, Nonvested Balance
Weighted Average Exercise Price, Nonvested Balance
Number of Options, Granted	2,150,000	2,665	10,265
Weighted Average Exercise Price, Granted	$ 0.28
Number of Options, Vested	(1,651,944)
Weighted Average Exercise Price, Vested	$ (0.28)
Number of Options, Nonvested Balance	498,056
Weighted Average Exercise Price, Nonvested Balance	$ 0.28